Segment Reporting - Summary of Operating Results of Segments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net interest income	$ 82,384	$ 69,249	$ 157,142	$ 136,515	$ 279,439	$ 247,778	$ 255,088
Provision for credit losses	6,701	14,471	12,487	24,943	49,348	35,984	14,118
Noninterest income	22,989	23,105	47,094	43,251	88,403	79,903	75,070
Noninterest expense	56,134	55,868	110,455	109,910	220,180	232,332	245,147
Income tax expense (benefit)	13,570	7,175	26,209	14,732	32,540	20,109	26,060
Net income	28,968	14,840	55,085	30,181	65,774	39,256	44,833
Total assets	9,811,557	9,221,809	9,811,557	9,221,809	9,530,888	8,811,511
Banking
Segment Reporting Information [Line Items]
Net interest income	85,813	73,785	165,117	145,607	297,701	265,451	266,226
Provision for credit losses	6,701	14,471	12,487	24,943	49,348	35,984	14,118
Noninterest income	11,511	12,498	23,211	21,586	45,499	38,696	34,603
Noninterest expense	46,997	47,768	92,454	93,386	186,874	200,544	213,173
Income tax expense (benefit)	15,269	8,416	29,185	17,103	37,442	23,673	25,739
Net income	28,357	15,628	54,202	31,761	69,536	43,946	47,799
Total assets	9,743,451	9,154,639	9,743,451	9,154,639	9,459,250	8,744,287
Financial Services
Segment Reporting Information [Line Items]
Net interest income	1,617	(17)	1,467	(30)	(201)	(36)	(37)
Noninterest income	11,398	10,582	23,719	21,619	42,727	40,964	40,199
Noninterest expense	8,593	8,084	17,274	16,406	32,334	31,393	32,008
Income tax expense (benefit)	1,548	868	2,769	1,814	3,567	3,337	2,854
Net income	2,874	1,613	5,143	3,369	6,625	6,198	5,300
Total assets	65,521	60,757	65,521	60,757	64,257	59,471
Corporate
Segment Reporting Information [Line Items]
Net interest income	(5,046)	(4,519)	(9,442)	(9,062)	(18,061)	(17,636)	(11,101)
Noninterest income	80	25	164	46	177	242	268
Noninterest expense	544	16	727	118	972	395	(34)
Income tax expense (benefit)	(3,247)	(2,109)	(5,745)	(4,185)	(8,469)	(6,901)	(2,533)
Net income	(2,263)	(2,401)	(4,260)	(4,949)	(10,387)	(10,888)	$ (8,266)
Total assets	$ 2,585	$ 6,413	$ 2,585	$ 6,413	$ 7,381	$ 7,753